Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity affiliates
Non current assets	$ 184,125	$ 178,140	$ 182,322
Current assets	99,529	125,724	111,136
TOTAL ASSETS	283,654	303,864	293,458
Shareholders' equity - TotalEnergies share	116,753	111,724	111,736
Non-controlling interests	2,700	2,846	3,263
Non current liabilities	75,416	79,516	83,357
Current liabilities	88,785	109,778	95,102
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	283,654	303,864	293,458
Revenues from sales	218,945	263,310	184,634
Net income	21,510	21,044	16,366
Non-controlling interests	126	518	334
Share of other comprehensive income, net amount	(208)	3,497	706
Equity value	25,895	24,156	26,521
Profit/(loss)	1,845	(1,892)	3,438
Associates
Equity affiliates
Non current assets	4,977	6,014	5,987
Current assets	1,231	1,591	1,849
TOTAL ASSETS	6,208	7,605	7,836
Shareholders' equity - TotalEnergies share	921	1,423	1,366
Non current liabilities	4,553	5,296	5,455
Current liabilities	734	886	1,015
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,208	7,605	7,836
Revenues from sales	2,026	2,338	2,450
Net income	7	488	514
Share of other comprehensive income, net amount	11	140	68
Equity value	1,656	2,285	2,188
Profit/(loss)	(19)	436	(992)
Dividends paid to TotalEnergies	323	469	498
Joint ventures
Equity affiliates
Non current assets	13,224	11,281	9,745
Current assets	2,988	2,742	1,799
TOTAL ASSETS	16,212	14,023	11,544
Shareholders' equity - TotalEnergies share	4,625	3,894	2,531
Non-controlling interests	75	140
Non current liabilities	8,798	7,375	7,460
Current liabilities	2,714	2,614	1,553
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	16,212	14,023	11,544
Revenues from sales	7,451	7,026	4,850
Net income	(279)	454	381
Non-controlling interests	(64)
Share of other comprehensive income, net amount	(67)	52	38
Equity value	7,705	6,379	4,782
Profit/(loss)	(359)	15	823
Dividends paid to TotalEnergies	$ 120	$ 63	$ 96